Note 19 - Other Charges - Other Charges Included in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Acquisition-related costs	$ 3,471	$ 3,019	$ 1,416
Restructuring plans	523	436	76
	$ 3,994	$ 3,455	$ 1,492